UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2010

Check here if Amendment  [X]; Amendment Number: 1
This Amendment (Check only one):	[  ] is a restatement
					[X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		FMR LLC
Address:	82 Devonshire Street
		Boston, MA  02109

13F File Number:	28-451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Scott C. Goebel
Title:	Senior Vice President and Deputy General Counsel
        Fidelity Management & Research Company
Phone:	617-563-0371

Signature, Place, and Date of Signing:


/s/ Scott C. Goebel      	Boston, MA	March 1, 2011

Report Type (Check only one.):
[ X]		13F HOLDINGS REPORT.

[  ] 		13F NOTICE

[  ]		13F COMBINATION REPORT


List of other managers reporting for this manager:

NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		2

Form 13F Information Table Value Total:		$19,228 (x1000)


List of Other Included Managers:

No.	Form 13F File Number	Name

NONE



                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT             -----VOTING AUTHORITY-----
NAME OF ISSUER               . -TITLE OF CLASS- --CUSIP--   X$1000  PRN AMT PRN CALL DSCRETN.-MANAGERS      SOLE   SHARED     NONE
ENVESTNET INC                  COM              29404K106    19114   1120400 SH       DEFINED            1120400        0        0
IRONWOOD PHARMACEUTICALS INC   COM CL A         46333X108      114     10971 SH       DEFINED              10971        0        0